Quarterly Holdings Report
for
Fidelity® SAI Sustainable Municipal Income Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MNI-NPRT1-0625
1.9904938.103
Municipal Securities - 102.8%
	Principal Amount (a)	Value ($)
Alabama - 5.0%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	100,000	101,729
Electric Utilities - 3.4%
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.1% 4/1/2031 VRDN (b)(c)	300,000	300,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.1% 9/1/2031 VRDN (b)(c)	250,000	250,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.7% 8/1/2063 VRDN (b)(c)	640,000	640,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 3.1% 12/1/2030 VRDN (b)(c)	300,000	300,000
		1,490,000
General Obligations - 1.4%
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	100,000	104,241
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (c)	100,000	106,003
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	110,000	114,782
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	300,000	314,573
		639,599
TOTAL ALABAMA		2,231,328
Arizona - 3.4%
Electric Utilities - 1.2%
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	500,000	530,806
General Obligations - 1.1%
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	25,000	22,127
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	170,000	178,692
Tempe AZ Gen. Oblig. 5% 7/1/2042	275,000	292,632
		493,451
Health Care - 0.2%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	100,000	106,201
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	79,567	74,561
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	120,000	119,941
Water & Sewer - 0.5%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	195,000	201,396
TOTAL ARIZONA		1,526,356
California - 7.4%
Education - 1.0%
California Infrastructure & Economic Development Bank (University CA Revs Proj.) Series 2017, 5% 5/15/2047	25,000	25,462
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	10,000	9,157
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	15,000	15,024
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	5,000	5,104
California St Univ Rev Series 2021 A, 3% 11/1/2052	135,000	95,495
University CA Revs Series 2015 I, 5% 5/15/2027	300,000	300,203
University CA Revs Series 2020 BE, 5% 5/15/2042	10,000	10,413
		460,858
Escrowed/Pre-Refunded - 0.0%
California Mun Fin Auth Rev Series 2017, 5% 1/1/2033 (Pre-refunded to 1/1/2028 at 100)	25,000	26,382
General Obligations - 5.0%
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034	15,000	13,884
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	115,000	75,521
Fontana CA Uni Sch Dist Series B, 0% 8/1/2030 (Assured Guaranty Municipal Corp Insured) (d)	125,000	103,831
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	250,000	273,720
Poway CA Unified Sch Dist 0% 8/1/2031 (d)	110,000	88,850
Poway CA Unified Sch Dist 0% 8/1/2039 (d)	100,000	54,922
San Diego CA Uni Sch Dist 0% 7/1/2044 (d)	100,000	43,266
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (d)	10,000	4,104
San Jose Evergreen CA Cmty Col Gen. Oblig. Series B, 3% 9/1/2036	20,000	18,274
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	25,000	19,319
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	200,000	149,628
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	300,000	269,229
State of California Gen. Oblig. 5% 9/1/2030	1,000,000	1,092,954
		2,207,502
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	93,709	89,117
Resource Recovery - 0.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	120,000	120,171
Transportation - 0.8%
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (b)	315,000	334,451
Water & Sewer - 0.1%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	10,000	10,142
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	55,000	55,367
		65,509
TOTAL CALIFORNIA		3,303,990
Colorado - 0.3%
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	9,646
Health Care - 0.3%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	100,000	70,154
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	10,000	10,668
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	15,000	15,410
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	10,000	10,142
		106,374
TOTAL COLORADO		116,020
Connecticut - 3.9%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	50,000	42,318
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.25% 7/1/2035	125,000	114,872
University Conn Rev Series 2018 A, 3.625% 11/15/2036	30,000	29,190
		186,380
General Obligations - 1.9%
Connecticut St Gen. Oblig. 3% 1/15/2039	100,000	85,371
Connecticut St Gen. Oblig. 3% 1/15/2041	50,000	40,415
Connecticut St Gen. Oblig. 3% 6/1/2040	40,000	32,929
Connecticut St Gen. Oblig. 4% 6/1/2034	10,000	10,164
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	79,373
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	30,000	31,709
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	165,000	139,215
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038 (e)	400,000	439,967
University Connecticut (Connecticut St Proj.) Series 2016 A, 3% 3/15/2034	15,000	13,527
		872,670
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,421
Special Tax - 1.4%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	130,411
Connecticut St Spl Tax Oblig 5% 7/1/2037	15,000	16,285
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	15,000	16,064
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	300,000	316,230
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	150,000	153,401
		632,391
TOTAL CONNECTICUT		1,717,862
District Of Columbia - 0.0%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,177
District Of Columbia,Maryland,Virginia - 0.8%
Special Tax - 0.8%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	55,000	58,816
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	300,000	308,248
		367,064
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		367,064
Florida - 5.1%
Education - 0.0%
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	50,000	35,324
General Obligations - 1.6%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2026	30,000	30,076
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	30,000	31,976
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	45,000	40,333
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2043	390,000	412,667
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.25% 7/1/2038	50,000	37,474
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	130,000	138,059
		690,585
Health Care - 1.8%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	90,000	65,503
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	200,000	210,934
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	195,000	202,197
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	125,000	106,079
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	15,000	15,269
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 5% 8/1/2030	40,000	42,958
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	150,000	155,815
		798,755
Housing - 0.7%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	300,000	296,939
Special Tax - 0.1%
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2036	30,000	28,131
Jacksonville FL Trans Rev Series 2015, 3.5% 10/1/2037	15,000	13,605
		41,736
Transportation - 0.6%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (b)	250,000	251,055
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	25,962
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	70,000	62,546
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 5% 10/1/2027	55,000	57,593
		146,101
TOTAL FLORIDA		2,260,495
Georgia - 12.4%
Education - 0.7%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	15,000	15,242
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2019 A, 5% 9/1/2039	100,000	104,050
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	265,000	205,416
		324,708
Electric Utilities - 9.8%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.7% 11/1/2062 VRDN (b)(c)	1,100,000	1,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.6% 7/1/2049 VRDN (c)	850,000	850,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 2.4% 11/1/2052 VRDN (c)	1,600,000	1,600,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (c)	300,000	301,288
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.75% 4/1/2032 VRDN (c)	500,000	500,000
		4,351,288
General Obligations - 1.0%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	100,000	99,935
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (c)	200,000	211,123
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (c)	150,000	155,674
		466,732
Health Care - 0.9%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	425,000	325,338
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	65,000	54,468
		379,806
TOTAL GEORGIA		5,522,534
Hawaii - 0.8%
General Obligations - 0.8%
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	330,000	351,778
Illinois - 8.8%
Education - 1.7%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	205,000	175,178
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	15,000	15,705
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	300,000	307,271
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	150,000	152,695
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2043	95,000	100,741
		751,590
General Obligations - 1.2%
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	125,000	128,821
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	50,000	50,117
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	200,000	187,853
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	150,000	155,294
		522,085
Health Care - 1.7%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	100,000	82,268
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	30,000	30,418
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	60,000	50,331
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	45,000	46,403
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	70,000	64,302
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3.25% 5/15/2039	480,000	421,158
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	70,000	70,798
		765,678
Special Tax - 1.8%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	295,000	317,856
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	150,000	152,464
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	200,000	177,832
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2033 (National Public Finance Guarantee Corporation Insured) (d)	200,000	140,847
		788,999
Water & Sewer - 2.4%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 0% 1/1/2034 (e)	500,000	544,185
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 0% 7/1/2031 (e)	500,000	544,189
		1,088,374
TOTAL ILLINOIS		3,916,726
Indiana - 1.3%
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,661
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,288
		41,949
Water & Sewer - 1.2%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045 (e)	500,000	525,485
TOTAL INDIANA		567,434
Iowa - 0.4%
Education - 0.4%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2033 (b)	155,000	161,914
Kentucky - 0.9%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	20,000	19,977
General Obligations - 0.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (c)	30,000	31,156
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	20,000	20,884
		52,040
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	50,000	48,373
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	20,000	16,826
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2026	20,000	20,159
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2031	60,000	60,781
		146,139
Industrial Development - 0.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.1% 7/1/2060 VRDN (b)(c)	200,000	200,000
TOTAL KENTUCKY		418,156
Louisiana - 0.8%
Health Care - 0.8%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Municipal Corp Insured)	415,000	281,452
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	75,000	54,752
		336,204
TOTAL LOUISIANA		336,204
Maine - 0.7%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	30,000	30,877
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,260
		41,137
Health Care - 0.6%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	250,000	260,414
TOTAL MAINE		301,551
Maryland - 0.4%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	60,000	60,267
University MD Sys Auxiliary Fac & Tuition Series 2016 A, 3% 4/1/2035	15,000	13,723
		73,990
General Obligations - 0.1%
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	20,000	14,246
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	15,000	15,694
		29,940
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	10,000	10,216
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2033	10,000	10,848
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	10,000	8,115
		29,179
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 B, 5% 7/1/2032	25,000	25,561
TOTAL MARYLAND		158,670
Massachusetts - 6.6%
Education - 0.2%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	35,048
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	53,988
		89,036
General Obligations - 4.3%
Arlington MA Series 2021, 2% 9/15/2031	65,000	57,539
Arlington MA Series 2021, 2% 9/15/2035	100,000	80,346
Arlington MA Series 2021, 2% 9/15/2036	165,000	128,898
Billerica MA Gen. Oblig. Series 2017A, 3.25% 2/1/2036	10,000	9,270
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	18,908
Lunenburg Mass Gen. Oblig. 3.125% 1/15/2039	25,000	21,792
Massachusetts St Gen. Oblig. 5% 4/1/2047 (e)	400,000	418,977
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	26,080
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	340,000	349,203
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	10,000	10,216
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	375,000	385,754
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	215,000	158,559
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	125,000	136,787
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	100,000	109,488
		1,911,817
Health Care - 0.9%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (c)	20,000	21,281
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	65,425
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	265,000	229,466
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,410
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	65,000	60,647
		392,229
Special Tax - 0.8%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	48,869
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	5,000	5,398
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	100,000	102,854
Massachusetts St Transn Fd Rev Series 2019A, 5% 6/1/2049	215,000	218,491
		375,612
Water & Sewer - 0.4%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	195,000	159,945
TOTAL MASSACHUSETTS		2,928,639
Michigan - 2.0%
Education - 0.8%
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	50,000	43,003
University MI Univ Revs Series 2020 A, 5% 4/1/2039	15,000	15,855
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	250,000	278,391
		337,249
Health Care - 0.1%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	20,000	20,620
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	40,000	28,424
		49,044
Water & Sewer - 1.1%
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2029	30,000	31,488
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2035	15,000	15,537
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2020 B, 5% 7/1/2045	430,000	440,645
		487,670
TOTAL MICHIGAN		873,963
Minnesota - 1.8%
Education - 0.6%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	250,000	248,017
General Obligations - 0.1%
Bemidji Minn Gen. Oblig. Series 2017A, 3% 2/1/2034 (Assured Guaranty Municipal Corp Insured)	60,000	54,762
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	14,900
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	10,000	10,792
		80,454
Health Care - 0.9%
Maple Grove MN Health Care Sys Rev Series 2017, 3.375% 5/1/2033 (North Memorial Med Center, MN Guaranteed)	50,000	45,210
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	200,000	205,195
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	60,000	54,409
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	105,000	95,555
		400,369
Housing - 0.2%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	97,325	75,618
TOTAL MINNESOTA		804,458
Mississippi - 0.9%
Electric Utilities - 0.9%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2.7% 5/1/2028 VRDN (b)(c)	400,000	400,000
Missouri - 1.6%
General Obligations - 1.6%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	500,000	527,880
St Louis County Library District 3% 4/1/2046	255,000	192,870
		720,750
TOTAL MISSOURI		720,750
Nebraska - 0.4%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	50,000	50,003
Health Care - 0.3%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	134,024
TOTAL NEBRASKA		184,027
Nevada - 0.2%
Special Tax - 0.2%
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	90,000	96,579
New Hampshire - 0.1%
Education - 0.1%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (b)	50,000	53,270
New Jersey - 2.9%
Education - 1.4%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	350,000	357,194
New Jersey Educational Facilities Authority (College (The) of New Jersey,Nj Proj.) Series 2016 F, 3% 7/1/2040	325,000	258,924
		616,118
General Obligations - 1.5%
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	115,000	98,174
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	15,000	13,795
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	50,000	38,924
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	102,060
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	103,899
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	104,043
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	50,000	47,809
New Jersey Trans Trust Fund Auth Series 2022 BB, 5% 6/15/2031	130,000	140,778
Ocean City NJ Gen. Oblig. 2% 10/15/2030	25,000	22,166
		671,648
TOTAL NEW JERSEY		1,287,766
New Mexico - 0.5%
General Obligations - 0.5%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (c)	200,000	209,516
New York - 8.5%
Education - 0.5%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	60,000	60,961
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2017 D, 4% 7/1/2043	45,000	40,678
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2036	10,000	10,395
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2029	110,000	116,842
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	10,000	8,107
		236,983
Electric Utilities - 0.6%
Long Island Pwr Auth NY Elec 5% 9/1/2035	10,000	10,673
Long Island Pwr Auth NY Elec 5% 9/1/2038	170,000	178,137
Long Island Pwr Auth NY Elec Series 2021A, 4% 9/1/2037	75,000	75,408
		264,218
General Obligations - 4.2%
City of New York NY Gen. Oblig. 5% 8/1/2047	290,000	296,947
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	190,000	194,693
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2043	535,000	564,897
City of New York NY Series FISCAL 2023E SUB E1, 5.25% 4/1/2047	500,000	526,290
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	75,000	58,602
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	95,000	78,190
Suffolk Cnty NY Gen. Oblig. Series 2017 C, 4% 2/1/2028 (Build America Mutual Assurance Co Insured)	100,000	102,986
		1,822,605
Special Tax - 1.7%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	100,000	70,682
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	15,000	15,385
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2031	275,000	300,979
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	250,000	270,854
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	29,952
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	85,000	88,978
		776,830
Transportation - 0.7%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,808
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	51,865
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	135,000	139,503
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	71,940
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	20,000	21,685
		305,801
Water & Sewer - 0.8%
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	350,000	368,168
TOTAL NEW YORK		3,774,605
North Carolina - 0.3%
Education - 0.2%
University NC Chapel Hill Rev (University NC Chapel Hill Rev Proj.) Series 2021B, 5% 12/1/2038	100,000	108,033
Health Care - 0.1%
Atrium Health Series 2021C, 5% tender 1/15/2050 (c)	25,000	26,412
TOTAL NORTH CAROLINA		134,445
Ohio - 3.0%
Education - 0.1%
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2029	25,000	26,024
General Obligations - 1.7%
Fairfield Cnty OH Gen. Oblig. Series 2015, 3.5% 12/1/2037	10,000	9,173
Forest Hills OH Loc Sch Dist Series 2015, 3.25% 12/1/2038	15,000	13,064
Franklin OH City Sch Dist Series 2021 A, 3% 11/1/2050	440,000	318,623
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	180,000	189,259
State of Ohio Gen. Oblig. 5% 3/1/2042	200,000	213,997
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,671
Willoughby-Eastlake Ohio Csd Series 2016, 3.375% 12/1/2036	20,000	17,859
		782,646
Health Care - 1.0%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 3.75% 8/15/2050	250,000	211,179
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	47,086
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	30,000	22,660
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	120,000	103,495
		384,420
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	15,000	16,002
Water & Sewer - 0.2%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	20,000	18,651
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	25,000	22,892
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	80,000	67,772
		109,315
TOTAL OHIO		1,318,407
Oklahoma - 1.0%
Education - 1.0%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	15,000	16,148
University of Oklahoma/The Series 2024A, 5% 7/1/2049	410,000	423,651
		439,799
TOTAL OKLAHOMA		439,799
Oregon - 1.9%
Health Care - 0.9%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	15,000	15,413
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	140,000	149,222
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	350,000	257,537
		422,172
Special Tax - 1.0%
Oregon St Dept Admin Lottery 5.25% 4/1/2043 (e)	400,000	434,625
TOTAL OREGON		856,797
Pennsylvania - 2.1%
General Obligations - 1.0%
Allegheny County PA Gen. Oblig. Series C 78, 3% 11/1/2036	20,000	17,191
Bethlehem PA Area School Dist 3% 2/1/2036	40,000	35,762
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2035	105,000	107,171
Lackawanna Cnty PA Gen. Oblig. Series 2017, 3.375% 9/1/2035 (Build America Mutual Assurance Co Insured)	70,000	65,232
Penn Hills School District Series 2020, 3% 10/1/2037	75,000	65,710
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	205,000	177,895
		468,961
Health Care - 1.1%
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	200,000	185,233
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	45,000	45,095
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	30,000	29,846
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,548
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2032	180,000	189,057
		459,779
TOTAL PENNSYLVANIA		928,740
Rhode Island - 0.0%
Education - 0.0%
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (b)	20,000	20,636
South Carolina - 1.5%
Education - 0.7%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2044	300,000	318,194
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	100,000	103,843
General Obligations - 0.6%
Greenwood Fifty Sch Facs Inc SC Installment Pur Rev Series 2016, 3% 12/1/2030	45,000	42,374
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (c)	205,000	217,550
		259,924
TOTAL SOUTH CAROLINA		681,961
Tennessee - 0.8%
Education - 0.0%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	10,000	9,961
Health Care - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	25,000	25,435
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	95,000	90,940
		116,375
Housing - 0.6%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (c)	250,000	248,863
TOTAL TENNESSEE		375,199
Texas - 6.1%
Education - 1.0%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	200,000	156,447
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	20,000	17,260
Texas A&M Univ Perm Univ Fund 5% 7/1/2042	140,000	147,685
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	70,000	62,483
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	35,000	29,221
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	60,000	64,278
		477,374
Electric Utilities - 0.1%
San Antonio TX Elec & Gas Rev 5% 2/1/2042	35,000	36,889
General Obligations - 2.2%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,302
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	150,000	163,283
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2039 (City of Garland TX Guaranteed)	200,000	214,572
County of Collin TX Gen. Oblig. Series 2019, 3.25% 2/15/2037	150,000	133,566
Dallas TX Gen. Oblig. Series 2019 B, 3% 2/15/2036	185,000	162,920
Denton Cnty TX Gen. Oblig. Series 2016, 3% 7/15/2034	50,000	45,228
LA Joya Tex Indpt Sch Dist Series 2013, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	10,000	8,908
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	135,000	143,928
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	25,000	26,880
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,069
		970,656
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 3% 11/15/2032	135,000	122,963
Housing - 0.6%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	250,000	249,002
Transportation - 0.0%
North TX Twy Auth Rev 3% 1/1/2046	25,000	18,412
Water & Sewer - 1.9%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	40,000	43,613
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	25,000	26,763
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2040	25,000	26,877
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	200,000	215,790
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,385
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	15,000	15,612
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2039	275,000	299,138
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2037	40,000	44,101
San Antonio TX Wtr Rev Series 2025B, 5% 5/15/2038	145,000	158,647
		840,926
TOTAL TEXAS		2,716,222
Utah - 0.2%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	40,000	31,072
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	5,246	4,218
Special Tax - 0.1%
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	60,000	46,700
TOTAL UTAH		81,990
Virginia - 1.2%
General Obligations - 1.2%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,366
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	80,000	71,786
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	20,000	16,952
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	20,000	20,803
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	62,639
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	225,000	210,302
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	150,000	149,818
		542,666
Health Care - 0.0%
Virginia Comwlth Univ Health Sys Auth Rev Series A, 5% 7/1/2028	5,000	5,172
TOTAL VIRGINIA		547,838
Washington - 3.3%
Electric Utilities - 0.8%
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	107,358
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	250,000	232,014
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2038	50,000	54,631
		394,003
General Obligations - 1.8%
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	130,000	131,750
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,272
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	60,000	62,726
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	10,000	10,586
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	195,000	202,010
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	40,000	41,863
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	125,000	132,748
State of Washington Gen. Oblig. Series 2025C, 5% 2/1/2036	30,000	33,598
State of Washington Gen. Oblig. Series R 2025 A, 5% 7/1/2039	80,000	87,213
		754,766
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,510
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	130,000	123,349
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	40,000	41,013
		189,872
Housing - 0.3%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	120,000	120,448
TOTAL WASHINGTON		1,459,089
West Virginia - 0.7%
Health Care - 0.7%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	100,000	99,329
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	100,000	84,473
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	120,000	124,190
		307,992
TOTAL WEST VIRGINIA		307,992
Wisconsin - 2.8%
Escrowed/Pre-Refunded - 0.0%
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	15,000	15,288
General Obligations - 1.1%
Sun Prairie WI Area Sch Dist Series 2017, 3.5% 3/1/2037	20,000	18,549
Wisconsin St Gen. Oblig. Series 2024A, 5% 5/1/2040	50,000	54,021
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	200,000	226,793
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036	170,000	191,677
		491,040
Health Care - 1.7%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	300,000	301,833
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	60,000	54,242
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	330,000	254,206
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) 5% 8/15/2035	50,000	52,646
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	100,000	96,225
		759,152
TOTAL WISCONSIN		1,265,480
TOTAL MUNICIPAL SECURITIES (Cost $46,218,638)		45,736,427

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $628,695)	3.31	628,569	628,695

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $46,847,333)	46,365,122
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(1,859,570)
NET ASSETS - 100.0%	44,505,552

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	6,848	3,200,269	2,578,422	2,826	-	-	628,695	628,569	0.0%
Total	6,848	3,200,269	2,578,422	2,826	-	-	628,695

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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